Transactions with Related Parties - Unaudited Condensed Consolidated Statements of Comprehensive Income (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Related Party Transaction
Revenues (c)	$ 12,709	$ 22,167
Vessel operating expenses	6,154	5,685
General and administrative expenses (d)	3,186	2,975
Capital Maritime And Trading Corp.
Related Party Transaction
Revenues (c)	12,709	22,167
Vessel operating expenses	6,154	5,685
General and administrative expenses (d)	$ 963	$ 1,000